Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Earnings from investments under the equity method	43,000	38,000
Net gain (loss), including impairment on equity securities	2,506	(2,081)	251
Net loss on trading account debt securities	994	(208)	(817)
Expenses
Interest expense	369,099	286,971	223,980
Provision (reversal) for loan losses	165,779	228,072	325,424
Loss on early extinguishment of debt	0	12,522	0
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	818,316	737,737	338,511
Income tax expense	147,181	119,579	230,830
Income (loss) before equity in undistributed earnings of subdidiaries	671,135	618,158	107,681
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net income (loss)	671,135	618,158	107,681
Comprehensive income (loss), net of tax	929,171	540,836	77,315
Popular, Inc. Holding Co.
Revenues
Dividend income from subsidiaries	408,000	453,200	211,500
Interest income	6,669	8,366	4,238
Earnings from investments under the equity method	17,279	15,498	11,761
Other operating income	1	253	86
Net gain (loss), including impairment on equity securities	988	(777)	0
Net loss on trading account debt securities	0	0	266
Total income	432,937	476,540	227,851
Expenses
Interest expense	38,528	51,218	52,470
Provision (reversal) for loan losses	256	(251)	403
Loss on early extinguishment of debt	0	12,522	0
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	80	3,656	(1,773)
Total expense	38,864	67,145	51,100
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	394,073	409,395	176,751
Income tax expense	0	0	0
Income (loss) before equity in undistributed earnings of subdidiaries	394,073	409,395	176,751
Equity in undistributed earnings (losses) of subsidiaries	277,062	208,763	(69,070)
Net income (loss)	671,135	618,158	107,681
Comprehensive income (loss), net of tax	$ 929,171	$ 540,836	$ 77,315